iShares
®
U.S. Utilities ETF
Schedule of Investments
(unaudited)
July 31, 2023
(Percentages shown are based on Net Assets)
1
Schedule of Investments
Security Shares Value
a
Common Stocks
Commercial Services & Supplies  — 9.5%
Clean Harbors, Inc.
(a)
...................... 39,695 $ 6,599,691
Republic Services, Inc. ..................... 159,794 24,146,471
Stericycle, Inc.
(a)
......................... 71,109 3,021,421
Waste Management, Inc. .................... 314,749 51,552,739
85,320,322
a
Electric Utilities  — 57.3%
Alliant Energy Corp. ....................... 194,334 10,443,509
American Electric Power Co., Inc. .............. 398,568 33,774,652
Avangrid, Inc. ........................... 54,867 2,034,468
Constellation Energy Corp. .................. 253,484 24,499,229
Duke Energy Corp. ....................... 596,602 55,853,879
Edison International ....................... 292,408 21,041,680
Entergy Corp. ........................... 163,732 16,815,276
Evergy, Inc. ............................. 172,224 10,328,273
Eversource Energy ....................... 269,663 19,504,725
Exelon Corp. ............................ 769,189 32,198,252
FirstEnergy Corp. ........................ 421,275 16,594,022
Hawaiian Electric Industries, Inc. .............. 84,625 3,248,754
IDACORP, Inc. .......................... 38,996 4,009,569
NextEra Energy, Inc. ...................... 1,566,942 114,856,849
NRG Energy, Inc. ......................... 178,559 6,783,456
OGE Energy Corp. ........................ 154,645 5,590,417
PG&E Corp.
(a)
........................... 1,393,731 24,543,603
Pinnacle West Capital Corp. ................. 87,564 7,252,050
PPL Corp. ............................. 570,953 15,718,336
Southern Co. (The) ....................... 843,411 61,012,352
Xcel Energy, Inc. ......................... 426,285 26,740,858
512,844,209
a
Electrical Equipment  — 0.3%
Sunrun, Inc.
(a)(b)
.......................... 163,267 3,098,808
a
Gas Utilities  — 2.4%
Atmos Energy Corp. ....................... 111,483 13,568,596
National Fuel Gas Co. ..................... 68,681 3,647,648
UGI Corp. .............................. 161,354 4,354,944
21,571,188
a
Independent Power and Renewable Electricity Producers  — 2.8%
AES Corp. (The) ......................... 516,574 11,173,496
Brookfield Renewable Corp., Class A ........... 98,632 3,074,359
Clearway Energy, Inc., Class A ................ 26,889 663,352
Security Shares Value
a
Independent Power and Renewable Electricity Producers (continued)
Clearway Energy, Inc., Class C ............... 63,537 $ 1,678,012
Vistra Corp. ............................ 290,288 8,145,481
24,734,700
a
Multi-Utilities  — 24.1%
Ameren Corp. ........................... 202,578 17,354,857
CenterPoint Energy, Inc. .................... 488,185 14,689,487
CMS Energy Corp. ........................ 224,976 13,739,284
Consolidated Edison, Inc. ................... 268,449 25,465,072
Dominion Energy, Inc. ...................... 646,835 34,638,014
DTE Energy Co. ......................... 159,375 18,216,563
NiSource, Inc. ........................... 319,721 8,901,033
Public Service Enterprise Group, Inc. ........... 384,742 24,284,915
Sempra ............................... 243,771 36,326,754
WEC Energy Group, Inc. .................... 244,125 21,937,073
215,553,052
a
Water Utilities  — 3.4%
American Water Works Co., Inc. ............... 150,737 22,223,156
Essential Utilities, Inc. ...................... 187,779 7,941,174
30,164,330
a
Total Long-Term Investments — 99.8%
(Cost: $911,939,398) ................................ 893,286,609
a
Short-Term Securities
Money Market Funds  —  0.4%
BlackRock Cash Funds: Institutional, SL Agency
Shares, 5.42%
(c)(d)(e)
...................... 1,566,772 1,567,085
BlackRock Cash Funds: Treasury, SL Agency Shares,
5.22%
(c)(d)
............................ 2,008,335 2,008,335
a
Total Short-Term Securities — 0.4%
(Cost: $3,575,438) .................................. 3,575,420
Total Investments — 100.2%
(Cost: $915,514,836) ................................ 896,862,029
Liabilities in Excess of Other Assets — (0.2)% ............... (1,364,376)
Net Assets — 100.0% ................................. $ 895,497,653
(a)
Non-income producing security.
(b)
All or a portion of this security is on loan.
(c)
Affiliate of the Fund.
(d)
Annualized 7-day yield as of period end.
(e)
All or a portion of this security was purchased with the cash collateral from loaned securities.

Schedule of Investments
(unaudited) (continued)
July 31, 2023
iShares
®
U.S. Utilities ETF
2
Derivative Financial Instruments Outstanding as of Period End
Fair Value Hierarchy as of Period End
Various inputs are used in determining the fair value of financial instruments. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:
Level 1 – Unadjusted price quotations in active markets/exchanges for identical assets or liabilities that the Fund has the ability to access;
Level 2 – Other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market–corroborated inputs); and
Level 3 – Unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Valuation
Committee’s assumptions used in determining the fair value of financial instruments).
The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.
The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the Valuation Committee in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by privately held companies or funds. There may not be a secondary market, and/or there are a limited number of investors. The categorization of a value determined for financial instruments is based on the pricing transparency of the financial instruments and is not necessarily an indication of the risks associated with investing in those securities. For information about the Fund’s policy regarding valuation of financial instruments, refer to its most recent financial statements.
The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund’s financial instruments into major categories is disclosed in the Schedule of Investments above.
Affiliates
Investments in issuers considered to be affiliate(s) of the Fund during the period ended July 31, 2023 for purposes of Section 2(a)(3) of the Investment Company Act of 1940,
as amended, were as follows:
Affiliated Issuer
Value at
04/30/23
Purchases
at Cost
Proceeds
from Sale
Net Realized
Gain (Loss)
Change in
Unrealized
Appreciation
(Depreciation)
Value at
07/31/23
  Shares Held
at 07/31/23 Income
  Capital
Gain
Distributions
from
Underlying
Funds
BlackRock
Cash Funds:
Institutional, SL
Agency Shares $ 28,258,427  $ —  $ (26,691,398)
(a)
$ 85  $ (29) $ 1,567,085  1,566,772  $ 9,376
(b)
$ —
BlackRock Cash
Funds: Treasury,
SL Agency
Shares ...... 1,350,795  657,540
(a)
—  —  —  2,008,335  2,008,335  19,336  —
$ 85  $ (29)
$ 3,575,420
$ 28,712  $ —
(a)
Represents net amount purchased (sold).
(b)
All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of fees and collateral investment expenses, and other payments to and from borrowers of securities.
Futures Contracts
Description
Number of
Contracts
Expiration
Date
Notional
Amount
(000)
Value/
Unrealized
Appreciation
(Depreciation)
Long Contracts
E-Mini Utilities Select Sector Index .......................................................... 31 09/15/23 $ 2,108 $ 15,043

iShares
®
U.S. Utilities ETF
Schedule of Investments
(unaudited) (continued)
July 31, 2023
3
Schedule of Investments
Level 1 Level 2 Level 3 Total
Assets
Investments
Long-Term Investments
Common Stocks ......................................... $ 893,286,609  $ —  $ —  $ 893,286,609
Short-Term Securities
Money Market Funds ...................................... 3,575,420  —  —  3,575,420
$ 896,862,029  $ —  $ —  $ 896,862,029
Derivative Financial Instruments
(a)
Assets
Equity Contracts ........................................... $ 15,043  $ —  $ —  $ 15,043
a
(a)
Derivative financial instruments are futures contracts. Futures contracts are valued at the unrealized appreciation (depreciation) on the instrument.
Fair Value Hierarchy as of Period End (continued)